Acquisitions and Dispositions (Schedule of Preliminary Allocation of Purchase Price to Assets Acquired and Liabilities Assumed) (Parenthetical) (Detail) - USD ($) $ in Millions	3 Months Ended		9 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2019	Sep. 30, 2018	Dec. 31, 2018		Dec. 31, 2017
Business Acquisition [Line Items]
Cash, restricted cash and equivalents	$ 440	$ 387	$ 440	$ 387	$ 391		$ 185
Impairment of assets and other charges	85	$ 12	1,232	$ 147
Pension and other postretirement benefit liability	2,571		2,571		$ 2,328	[1]
SCANA
Business Acquisition [Line Items]
Cash, restricted cash and equivalents	389		389
Restricted cash	115		115
Income tax regulatory assets	264		264
Pension and other postretirement benefit liability	$ 379		379
Stock based compensation awards estimated fair value			21
SCANA | Dominion Energy
Business Acquisition [Line Items]
Property, plant and equipment with NND project			105
Impairment of assets and other charges			105
Asset impairment charges, after tax			$ 79

[1]	Dominion Energy’s Consolidated Balance Sheet at December 31, 2018 has been derived from the audited Consolidated Balance Sheet at that date.